UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:


 /s/ Cathaleen Lindsay           New York, NY            November 14, 2007
-----------------------     ----------------------     ---------------------
      [Signature]               [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:   $208,494
                                          (thousands)


List of Other Included Managers:  None

                                                 CHESAPEAKE ASSET MANAGEMENT, LLC

                                                    FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 9/30/07
COLUMN 1                         COLUMN 2     COLUMN 3   COL 4    COLUMN 5        COLUMN 6          COL 7          COLUMN 8
                                                                            INVESTMENT DISCRETION              VOTING AUTHORITY
                                                          FAIR                             SHARED                  (SHARES)
                                               CUSIP     MARKET   SHRS OR   SOLE   SHARED   OTHER   OTHER     SOLE   SHARED   NONE
NAME OF ISSUER                TITLE OF CLASS   NUMBER     VALUE   PRN AMT    (A)    (B)      (C)     MGR.     (A)     (B)     (C)
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
AT&T INC                      COM             00206R102     628    14,845     X                               1,500           13,345
AFLAC INC                     COM             001055102  19,432   340,667     X                             138,698          201,969
AIR PRODS & CHEMS INC         COM             009158106     371     3,800     X                               3,400              400
ALVARION LTD                  SHS             M0861T100   1,816   125,100     X                              53,100           72,000
ANALOG DEVICES INC            COM             032654105   1,085    30,000     X                               9,900           20,100
ANHEUSER BUSCH COS INC        COM             035229103   1,623    32,476     X                              15,092           17,384
ARCHER DANIELS MIDLAND CO     COM             039483102   2,362    71,389     X                              53,469           17,920
ASHLAND INC NEW               COM             044209104     276     4,591     X                               4,591                0
AU OPTRONICS CORP             SPONSORED ADR   002255107   3,601   212,800     X                              78,200          134,600
BJS WHOLESALE CLUB INC        COM             05548J106   1,446    43,593     X                              22,275           21,318
BP PLC                        SPONSORED ADR   055622104     367     5,295     X                               1,058            4,237
BT GROUP PLC                  ADR             05577E101   2,896    46,100     X                              27,975           18,125
BAKER HUGHES INC              COM             057224107  14,407   159,425     X                              89,900           69,525
BRONCO DRILLING CO INC        COM             112211107   2,792   188,650     X                              71,200          117,450
CADBURY SCHWEPPES PLC         ADR             127209302     633    13,597     X                               8,374            5,223
CAMECO CORP                   COM             13321L108   2,085    45,100     X                              20,500           24,600
CAMPBELL SOUP CO              COM             134429109     252     6,801     X                               6,801                0
CARNIVAL CORP                 PAIRED CTF      143658300     896    18,500     X                              14,000            4,500
CHUBB CORP                    COM             171232101   2,854    53,200     X                              32,350           20,850
CHURCH & DWIGHT INC           COM             171340102     720    15,301     X                               2,550           12,751
CISCO SYS INC                 COM             17275R102     306     9,250     X                               4,820            4,430
COMCAST CORP NEW              CL A SPL        20030N200     323    13,500     X                                   0           13,500
COMCAST CORP NEW              CL A            20030N101     365    15,093     X                                 721           14,372
CORNING INC                   COM             219350105     582    23,600     X                              20,600            3,000
COVENTRY HEALTH CARE INC      COM             222862104     329     5,285     X                               2,686            2,599
DIAGEO P L C                  SPON ADR NEW    25243Q205     316     3,600     X                               2,900              700
DU PONT E I DE NEMOURS & CO   COM             263534109     308     6,224     X                                   0            6,224
ECHOSTAR COMMUNICATIONS NEW   CL A            278762109   1,823    38,950     X                              32,000            6,950
EL PASO CORP                  COM             28336L109   2,301   135,600     X                              83,700           51,900
ERICSSON L M TEL CO           ADR B SEK 10    294821608   3,413    85,766     X                              23,435           62,331
ESCO TECHNOLOGIES INC         COM             296315104     665    20,000     X                               5,800           14,200
EXXON MOBIL CORP              COM             30231G102   3,389    36,616     X                                   0           36,616
FEDERAL NAT MTG ASSN          COM             313586109     825    13,575     X                               8,350            5,225
FERRO CORP                    COM             315405100   3,485   174,400     X                              63,300          111,100
GENENTECH INC                 COM NEW         368710406     702     9,000     X                               9,000                0
GENERAL ELECTRIC CO           COM             369604103   5,637   136,169     X                              36,450           99,719
GLOBALSANTAFE CORP            SHS             G3930E101   3,474    45,700     X                              20,100           25,600
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206   1,397    57,800     X                              38,700           19,100
HSBC HOLDINGS PLC             SPON ADR NEW    404280406   3,676    39,700     X                              22,250           17,450
HARRAHS ENTMT INC             COM             413619107   1,252    14,400     X                               4,400           10,000
HESS CORP                     COM             42809H107     379     5,700     X                               2,100            3,600
HOUSEVALUES INC               COM             44183Y102      49    12,471     X                              12,471                0
HUMAN GENOME SCIENCES INC     COM             444903108   1,098   106,725     X                              65,300           41,425
INTERNATIONAL BUSINESS MACHS  COM             459200101   1,513    12,842     X                              10,000            2,842
IRON MTN INC                  COM             462846106   3,752   123,100     X                              55,400           67,700
ISHARES INC                   MSCI HONG KONG  464286871   2,086    99,200     X                              36,700           62,500
ISHARES INC                   MSCI JAPAN      464286848   7,137   497,700     X                             236,550          261,150
ISHARES TRUST                 DJ BROKER-DEAL  464288794   1,301    25,000     X                               6,600           18,400
ITT CORP NEW                  COM             450911102     312     4,600     X                               4,200              400
JP MORGAN CHASE & CO          COM             46625H100   2,972    64,870     X                              40,800           24,070
KBR INC                       COM             48242W106   2,326    60,000     X                              45,500           14,500
KIMCO REALTY CORP             COM             49446R109   2,908    64,320     X                                   0           64,320
LEHMAN BROS HLDGS INC         COM             524908100   2,284    37,000     X                              13,500           23,500
LOCKHEED MARTIN CORP          COM             539830109   4,991    46,006     X                              19,200           26,806
MARKEL CORP                   COM             570535104     266       550     X                                   0              550
MARSH & MCLENNAN COS INC      COM             571748102     638    25,000     X                              10,100           14,900
MEDCO HEALTH SOLUTIONS INC    COM             58405U102     511     5,654     X                               2,048            3,606
MERCK & CO INC                COM             589331107     831    16,082     X                               8,000            8,082
MERRILL LYNCH & CO INC        COM             590188108   3,293    46,200     X                              17,200           29,000
MOTOROLA INC                  COM             620076109     896    48,365     X                              19,650           28,715
NABORS INDUSTRIES LTD         SHS             G6359F103   2,865    93,100     X                              35,600           57,500
NATIONAL SEMICONDUCTOR CORP   COM             637640103   3,341   123,200     X                              47,400           75,800
NETWORK APPLIANCE INC         COM             64120L104   3,235   120,200     X                              44,600           75,600
NEWS CORP                     CL B            65248E203     936    40,000     X                              40,000                0
PMC-SIERRA INC                COM             69344F106   2,626   313,000     X                             106,500          206,500
PEPSICO INC                   COM             713448108   1,875    25,600     X                              15,900            9,700
PFIZER INC                    COM             717081103     793    32,445     X                                   0           32,445
PITNEY BOWES INC              COM             724479100     487    10,733     X                               9,000            1,733
PROCTER & GAMBLE CO           COM             742718109     543     7,722     X                               2,000            5,722
Q MED                         COM             747914109     104    40,100     X                              40,100                0
ROYAL BK CDA MONTREAL QUE     COM             780087102     402     7,232     X                               7,232                0
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206   3,878    47,189     X                              14,000           33,189
SCHLUMBERGER LTD              COM             806857108   4,291    40,868     X                              18,328           22,540
SPDR TR                       UNIT SER 1      78462F103   2,357    15,450     X                               8,200            7,250
STERICYCLE INC                COM             858912108     345     6,036     X                               6,036                0
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104     266     6,000     X                                   0            6,000
SUN MICROSYSTEMS INC          COM             866810104   3,322   591,120     X                             220,500          370,620
TECHNE CORP                   COM             878377100   4,387    69,547     X                              32,747           36,800
TELEFLEX INC                  COM             879369106     506     6,500     X                                   0            6,500
TELEFONICA S A                SPONSORED ADR   879382208   2,647    31,585     X                              20,431           11,154
3M CO                         COM             88579Y101     384     4,104     X                                   0            4,104
TEMPLETON RUS AND EAST EUR F  COM             88022F105     275     4,000     X                               2,500            1,500
TIME WARNER INC               COM             887317105   2,056   111,989     X                              58,000           53,989
TOOTSIE ROLL INDS INC         COM             890516107     645    24,323     X                               9,070           15,253
TRANSOCEAN INC                ORD             G90078109     653     5,780     X                               2,296            3,484
TRIDENT MICROSYSTEMS INC      COM             895919108   2,328   146,500     X                              51,900           94,600
TRINITY INDS INC              COM             896522109   4,355   116,000     X                              55,500           60,500
U S AIRWAYS GROUP INC         COM             90341W108   1,806    68,800     X                              25,200           43,600
UNILEVER N V                  N Y SHS NEW     904784709   4,259   138,069     X                              51,690           86,379
UST INC                       COM             902911106   2,394    48,260     X                              32,200           16,060
UNITED STATES STL CORP NEW    COM             912909108   9,002    84,970     X                              40,650           44,320
UNITED TECHNOLOGIES CORP      COM             913017109   1,538    19,105     X                              18,600              505
VERIZON COMMUNICATIONS        COM             92343V104     347     7,831     X                               1,647            6,184
WACHOVIA CORP NEW             COM             929903102   2,810    56,035     X                              22,912           33,123
DISNEY WALT CO                COM DISNEY      254687106   1,468    42,678     X                              13,303           29,375
WYETH                         COM             983024100     315     7,070     X                                   0            7,070
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





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